Fair Value Measurements - Schedule of Significant Assumptions or Ranges (Detail) (Warrant derivative liabilities [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Significant assumptions (or ranges):
Term (years)	2 years 6 months 29 days	2 years 9 months 29 days
Level 1 [Member]
Significant assumptions (or ranges):
Stock price	$ 3.51	$ 9.07
Risk-free rate	0.31%	0.33%
Level 2 [Member]
Significant assumptions (or ranges):
Volatility	85.00%	70.00%
Dividend yield	0.00%	0.00%
Level 3 [Member]
Significant assumptions (or ranges):
Scenario probability debt/equity raise	80% / 20%	80% / 20%